Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

(4)                       Inventories

Inventories by major category consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$
Raw materials	1,182,606	628,818	99,909
Work-in-progress	588,582	346,126	54,994
Finished goods	753,768	1,695,975	269,463
Total inventories	2,524,956	2,670,919	424,366

Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value amounted to RMB 9,590, RMB 16,467 and RMB 469,872 (US$74,655) for the years ended December 31, 2009, 2010 and 2011, respectively, and were recorded as cost of revenues in the consolidated statements of operations.